PROPERTY AND EQUIPMENT (Schedule of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 305
Ending balance	366	$ 305
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	336
Additions amount	202	336
Ending balance	538	336
Cost [Member] | Equipment, computers and systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295
Additions amount	147	295
Ending balance	442	295
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36
Additions amount	53	36
Ending balance	89	36
Cost [Member] | Lab Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4
Additions amount		4
Ending balance	4	4
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1
Additions amount	2	1
Ending balance	3	1
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31)
Depreciation for the year	(141)	(31)
Ending balance	(172)	(31)
Depreciation [Member] | Equipment, computers and systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30)
Depreciation for the year	(132)	(30)
Ending balance	(162)	(30)
Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1)
Depreciation for the year	(8)	(1)
Ending balance	(9)	(1)
Depreciation [Member] | Lab Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation for the year	(1)
Ending balance	(1)
Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Depreciation for the year
Ending balance
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	305
Ending balance	366	305
Carrying amount [Member] | Equipment, computers and systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	265
Ending balance	280	265
Carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35
Ending balance	80	35
Carrying amount [Member] | Lab Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4
Ending balance	3	4
Carrying amount [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1
Ending balance	$ 3	$ 1